Accounting Pronouncements Narrative (Details) - Accounting Standards Update 2014-09 [Member] - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jan. 01, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in prepaid expense and other assets		$ 30.1
Stockholders' equity, period increase (decrease)		31.5
Cumulative effect of new accounting principle in period of adoption			$ 29.4
Increase (decrease) in other current assets		2.3
Increase in investments in equity accounted joint ventures		1.4
Decrease in cost of services	$ 0.6	1.8
Increase (decrease) in accounts receivable		2.3
Increase in operating expenses	(1.0)	(0.3)
Depreciation, depletion and amortization, period increase (decrease)	0.4	1.1
Decrease In equity income	0.4	0.4
FPSO segment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in revenue from contract with customer, excluding assessed tax	11.6	23.0
Increase in operating expenses	(11.6)	(23.0)
VOC Equipment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in revenue from contract with customer, excluding assessed tax	1.2	2.6
Increase in operating expenses	(1.2)	(2.6)
Time charters
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in revenue from contract with customer, excluding assessed tax	0.7	1.5
Increase (decrease) in prepaid expense and other assets		10.0
Increase (decrease) in deferred income taxes		0.8
Stockholders' equity, period increase (decrease)		9.1
Cumulative effect of new accounting principle in period of adoption			$ 7.7
Voyage charters
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (decrease) in other current assets		(14.5)
Increase in non current assets		14.5
Revenue Sharing Arrangements [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in revenue from contract with customer, excluding assessed tax	3.0	6.3
Decrease in cost of services	$ (3.0)	$ (6.3)